Contingencies (Details Textual) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2012 Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Inventory [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Inventory [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Machinery and equipment [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Machinery and equipment [Member]	Dec. 31, 2012 Thailand EMS Manufacturing Facility [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member] Inventory [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member] Machinery and equipment [Member]
Contingencies (Textual) [Abstract]
Net book value of assets damaged					$ 1,600,000		$ 200,000					$ 800,000	$ 500,000
Value of insurance converge deducted				100,000
Net book value of machinery and equipment Written Off								200,000			500,000
Net Book value of Inventory written off						1,600,000					500,000
Other recoverable Costs			3,100,000
Reimbursement of insurance claim	1,100,000		11,700,000						24,600,000
Reimbursement for business interruption			3,100,000						21,500,000
Replacement of damaged property			8,600,000
Business Interruption Recovery Recorded			2,700,000
Reimbursement for property damage			6,100,000						3,100,000
Fixed costs incurred at facility										2,500,000
Maximum amount of insurance policy cover										2,400,000
Secondary Global Insurance Policy Cover										25,000,000
Insurance deductible	100,000									250,000
Insurance receivable relieved		100,000
Reimbursement for business interruption incurred in earnings	900,000								20,000,000		1,400,000
Reimbursement of costs related to property damage incurred in earnings									1,800,000		1,100,000
Recoverable building restoration costs			500,000
Other Receivables			$ 100,000